EQUITY - SHARE-BASED PAYMENTS - RSUs and PSUs (Details)	12 Months Ended
Dec. 31, 2025 EquityInstruments tranche $ / shares
Weighted average share price
Number of tranches | tranche	2
RSU
Number of RSUs
Granted	197,342
Ending balance	197,342
Weighted average share price
Granted | $ / shares	$ 3.42
Ending balance | $ / shares	$ 3.42
RSU | Key management personnel
Number of RSUs
Granted	197,342
Weighted average share price
Number of tranches | tranche	3
PSU
Number of RSUs
Granted	394,658
Ending balance	394,658
Weighted average share price
Granted | $ / shares	$ 3.42
Ending balance | $ / shares	$ 3.42
PSU | Key management personnel
Number of RSUs
Granted	394,658